Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Provision (benefit) for income taxes
Current - State					$ 385,000	$ 291,000	$ 221,000
Current - Federal							57,000
Deferred			(3,557,000)	(6,717,000)	(8,728,000)	1,401,000	(11,767,000)
Total provision (benefit) for income taxes	90,000	(145,000)	(2,883,000)	(6,410,000)	(8,343,000)	1,692,000	(11,489,000)
Effective Income Tax Rate
Statutory U.S. Federal income tax rate (as a percent)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)
State income taxes, net of U.S. Federal income tax (as a percent)	(3.30%)	(3.70%)	(2.90%)	(3.60%)	(3.40%)	(4.00%)	(4.80%)
Valuation allowance (as a percent)	38.10%	36.70%	24.80%	3.30%	5.80%	42.20%
Permanent items (as a percent)	0.20%	3.30%	0.90%	2.80%	2.30%	1.00%	0.70%
Deferred item adjustments (as a percent)					2.70%	2.00%	0.90%
Effective income tax rate (as a percent)	0.40%	(2.40%)	(11.60%)	(31.30%)	(27.60%)	6.20%	(38.20%)
Deferred tax assets
Accounts receivable					753,000	780,000
Accrued compensation and pension					8,593,000	7,701,000
Inventories					494,000	335,000
Other assets					2,263,000	3,836,000
Unrealized loss on cash flow hedge					1,868,000	6,372,000
Unrealized loss on pension					4,464,000	2,818,000
Net operating loss carryforwards					62,577,000	50,263,000
Deferred tax assets					81,012,000	72,105,000
Valuation allowance					(15,052,000)	(11,958,000)
Deferred tax assets					65,960,000	60,147,000
Deferred tax liabilities
Accelerated depreciation and amortization					(128,503,000)	(118,403,000)
Prepaid assets					(786,000)	(692,000)
Total deferred tax liabilities					(129,289,000)	(119,095,000)
Net deferred tax liability					(63,329,000)	(58,948,000)
Operating loss carryforwards
Unused federal net operating loss carryforwards	$ 183,500,000		$ 183,500,000		$ 159,400,000